Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 - COMMITMENTS AND CONTINGENCIES

(a) Commitment

The Company has following commercial commitments:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Leases	$605,437	$202,677	$402,760	$-	$-

(b) Contingencies

The Company incurred a contractual dispute on and around December 2021, where RMB500,000, approximately $78,461 of cash was frozen, but the counterparty voluntarily withdrew the case in December 2021 and reached a settlement with Tiancheng Jinhui. Tiancheng Jinhui made a payment of RMB400,000, approximately $62,769 to the counterparty in December 2021. As such, there were no contingent liabilities as of December 31, 2022 and 2021.